Retirement benefit plans - Main actuarial assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement benefit plans
Weighted average discount rate	1.48%	1.60%	2.00%
Expected salary increase	2.50%	2.50%	2.25%
Inflation rate	1.86%	1.75%	1.75%